As filed with the Securities and Exchange Commission on April 30, 1997
                                           Registration No. 33-64843
==========================================================================
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549
                            ___________________

                     POST-EFFECTIVE AMENDMENT NO. 1 TO
                                 FORM S-6
                 FOR REGISTRATION UNDER THE SECURITIES ACT
                 OF 1933 OF SECURITIES OF UNIT INVESTMENT
                     TRUSTS REGISTERED ON FORM N-8B-2
                            ___________________

A.    Exact Name of Trust:
                         NATIONAL MUNICIPAL TRUST,
                                Series 183

B.    Name of depositor:
                    PRUDENTIAL SECURITIES INCORPORATED

C.    Complete address of depositor's principal executive office:
                             One Seaport Plaza
                             199 Water Street
                         New York, New York 10292

D.    Name and complete address of agent for service:
                                                Copy to:
         LEE B. SPENCER, JR., ESQ.          KENNETH W. ORCE, ESQ.
   PRUDENTIAL SECURITIES INCORPORATED     CAHILL GORDON & REINDEL
             One Seaport Plaza                  80 Pine Street
             199 Water Street              New York, New York 10005
          New York, New York 10292

It is proposed that this filing will become effective (check appropriate box.)

 ___
/  / immediately upon filing on (date) pursuant to paragraph (b);
 ___
/X / on April 30, 1997 pursuant to paragraph (b);
 ___
/__/ 60 days after filing pursuant to paragraph (a);
 ___
/__/ on (date) pursuant to paragraph (a) of rule 485.

CUSIP: 63701J694R                                                    MAIL CODE A

Prospectus--PART A

NOTE: PART A of this Prospectus may not be distributed unless accompanied by Part B.
--------------------------------------------------------------------------------
                                              NATIONAL MUNICIPAL TRUST
NMT                                                 Series 183
--------------------------------------------------------------------------------

The initial public offering of Units in the Trust has been completed. The Units offered hereby are issued and outstanding Units which have been acquired by the Sponsor either by purchase from the Trustee of Units tendered for redemption or in the secondary market.

97.7% of the aggregate principal amount of the Securities consists of investment grade state, municipal and public authority debt obligations ('Long-Term Securities') and 2.3% of the aggregate principal amount of the Securities consists of short term municipal securities (the 'DSC Payment Securities'), the principal and interest from which will be used in payment of the deferred sales charge ('DSC').

The objectives of the Trust are (1) the providing of interest income which, in the opinion of counsel is, under existing law, excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holder), through investment in a fixed portfolio consisting primarily of long-term debt obligations issued on behalf of states, counties, municipalities, authorities and political subdivisions thereof, and territories, or possessions of the United States, and the conservation of capital and (2) the payment of the DSC from the interest payments, if any, on, and the principal paid at the maturity of, the DSC Payment Securities. There is, of course, no guarantee that the Trust's objectives will be achieved. The value of the Units of the Trust will fluctuate with the value of the portfolio of underlying Securities. The Securities in the Trust are not insured by The Prudential Insurance Company of America. The Prospectus indicates the extent to which interest income of the Trust is subject to alternative minimum tax under the Internal Revenue Code of 1986, as amended. See 'Schedule of Portfolio Securities' and 'Portfolio Summary.'

                           Minimum Purchase : 1 Unit.

PUBLIC OFFERING PRICE of the Units of the Trust is equal to the aggregate bid side evaluation of the underlying Securities in the Trust's Portfolio divided by the number of Units outstanding in such Trust, plus a sales charge as set forth in the table herein. (See Part B--'Public Offering of Units--Volume Discount.') Units are offered at the Public Offering Price plus accrued interest. (See Part B--'Public Offering of Units.')

--------------------------------------------------------------------------------
Sponsor:
                                                   Prudential Securities (LOGO)
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
Please read and retain                              Prospectus dated
this Prospectus for future reference                April 30, 1997

                            NATIONAL MUNICIPAL TRUST
                                   Series 183
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                                                       Page
Summary..................................................................................   Part A      A-i
Summary of Essential Information.........................................................             A-iii
Independent Auditors' Report.............................................................               A-1
Statement of Financial Condition.........................................................               A-2
Schedule of Portfolio Securities.........................................................               A-7
The Trust................................................................................   Part B        1
     Portfolio Summary...................................................................                 2
     Insurance on the Securities in the Portfolio of an Insured Trust--General...........                 9
     Insurance on the Securities in the Portfolio of an Insured Trust--Insurers..........                 9
     Objectives and Securities Selection.................................................                14
     Estimated Annual Income Per Unit....................................................                14
Tax Status...............................................................................                15
Public Offering of Units.................................................................                18
     Public Offering Price...............................................................                18
     Public Distribution.................................................................                19
     Secondary Market....................................................................                20
     Sponsor's and Underwriters' Profits.................................................                20
     Secondary Market Sales Charge.......................................................                20
     Volume Discount.....................................................................                21
     Employee Discount...................................................................                21
Exchange Option..........................................................................                21
     Tax Consequences....................................................................                23
Reinvestment Program.....................................................................                23
Expenses and Charges.....................................................................                23
     Expenses............................................................................                23
     Fees................................................................................                23
     Other Charges.......................................................................                25
Rights of Unit Holders...................................................................                25
     Certificates........................................................................                25
     Distribution of Interest and Principal..............................................                25
     Reports and Records.................................................................                27
     Redemption..........................................................................                27
Sponsor..................................................................................                28
     Limitations on Liability............................................................                29
     Responsibility......................................................................                30
     Resignation.........................................................................                30
Trustee..................................................................................                30
     Limitations on Liability............................................................                31
     Responsibility......................................................................                31
     Resignation.........................................................................                31
Evaluator................................................................................                31
     Limitations on Liability............................................................                31
     Responsibility......................................................................                31
     Resignation.........................................................................                31
Amendment and Termination of the Indenture...............................................                32
     Amendment...........................................................................                32
     Termination.........................................................................                32
Legal Opinions...........................................................................                32
Auditors.................................................................................                32
Bond Ratings.............................................................................                32

--------------------------------------------------------------------------------
This Prospectus does not contain all of the information with respect to the investment company set forth in its registration statement and exhibits relating thereto which have been filed with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.
--------------------------------------------------------------------------------

No person is authorized to give any information or to make any representations with respect to this investment company not contained herein; and any information or representations not contained herein must not be relied upon as having been authorized. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.
--------------------------------------------------------------------------------

                                    SUMMARY

    NATIONAL MUNICIPAL TRUST, Series 183 (the 'National Trust' or the 'Trust' as the context requires) is composed of interest-bearing municipal bonds (the 'Securities'). The interest on these bonds, in the opinion of bond counsel to the issuing governmental authorities is, under existing law, excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holder). The Securities in the Trust were, as of the Date of Deposit rated in the category of 'A' or better by Standard & Poor's Corporation or by Moody's Investors Service. (See Part B--'Bond Ratings.')

    MONTHLY DISTRIBUTIONS of principal, premium, if any, and interest received by the Trust will be made on or shortly after the twenty-fifth day of each month to Unit Holders of record as of the immediately preceding Record Date. In some cases, distribution on a semi-annual basis may be available. (See Part B--'Rights of Unit Holders--Distribution of Interest and Principal.') Alternatively, Unit Holders may elect to have their distributions reinvested in the Reinvestment Program of the Sponsor, as, if and when such program is available to Unit Holders. (See Part B--'Reinvestment Program.')

    THE SPONSOR, although not obligated to do so, presently intends to maintain a secondary market for the Units in the Trust based on the aggregate bid side evaluation of the underlying Securities, as more fully described under Part B--'Public Offering of Units--Secondary Market.' If such a market is not maintained, a Unit Holder may be able to dispose of his Units only through redemption at prices based on the aggregate bid side evaluation of the underlying Securities. The Sponsor's Repurchase Price, like the Redemption Price, will reflect the deduction from the value of the underlying Securities of any unpaid amount of the Deferred Sales Charge and to the extent the entire Deferred Sales Charge has not been so deducted or paid at the time of redemption or sale of the Units, the remainder will be deducted from the proceeds of redemption or sale. (See Part B--'Rights of Unit Holders--Redemption--Computation of Redemption Price per Unit.')

    RISK CONSIDERATIONS. An investment in Units of the Trust should be made with an understanding of the risks which an investment in fixed rate long-term and short-term debt obligations may entail, including the risk that the value of the Units will decline with increases in interest rates. (See Part B--'The Trust--Portfolio Summary.') In the event of a default by the issuer of a DSC Payment Security, other assets of the Trust would be utilized to pay the deferred sales charge, and the sale of Securities other than the DSC Payment Securities may be required. The ratings of the Securities set forth in Part A--'Schedule of Portfolio Securities' may have declined due to, among other factors, a decline in creditworthiness of the issuer of said Securities.

    Note: In Part B 'Trustee' the location of the unit investment trust office of The Chase Manhattan Bank is amended to read 4 New York Plaza, New York, New York 10004.

Portfolio Summary

   National Trust

    The Portfolio contains 13 issues of Securities of issuers located in 11 states. All of the issues are payable from the income of specific projects or authorities and are not supported by the issuer's power to levy taxes. Although income to pay such Securities may be derived from more than one source, the primary sources of such income and the percentage of issues deriving income from such sources are as follows; health and hospital facilities: 19.7%* of the Trust; housing facilities: 31.4%* of the Trust; power facilities: 5.0%* of the Trust; transportation facilities: 10.1%* of the Trust; industrial development facilities: 30.7%* of the Trust; miscellaneous: 3.1%* of the Trust. The Trust is concentrated in housing and industrial development facilities Securities.

    The Portfolio also contains Securities representing 31.4%* of the Trust (single-family housing securities) which are subject to the requirements of
Section 103A of the Internal Revenue Code of 1954 or Section 143 of the Internal Revenue Code of 1986, as amended.

    84.7%* of the Securities in the Trust are rated by Standard & Poor's Corporation (24.2%* being rated AAA, 20.0%* being rated AA and 40.5%* being rated A) and 15.3%* of the Securities in the Trust are rated by Moody's Investors Service (10.3%* being rated Aa and 5% being rated Baa). For a description of the meaning of the applicable rating symbols as published by Standard & Poor's and Moody's, see Part B--'Bond Ratings.' It should be emphasized, however, that the ratings of Standard & Poor's and Moody's represent their opinions as to the quality of the Securities which they undertake to rate and that these ratings are general and are not absolute standards of quality.

    Eight Securities in the Trust have been issued with an 'original issue discount.' (See Part B--'Tax Status.')

    Of these original issue discount bonds, approximately 4.9% of the aggregate principal amount of the Securities in the Trust (although only .8%* of the aggregate bid price of all Securities in the Trust) are zero coupon bonds (including bonds known as multiplier bonds, money multiplier bonds, capital appreciation bonds, capital accumulator bonds, compound interest bonds, and discount maturity payment bonds).

   Alternative Minimum Tax

    The Sponsor's affiliate, The Prudential Investment Corporation, estimates that 64.0% of the estimated net annual income per Unit consists of interest on private activity bonds, which interest is to be treated as a tax preference item for alternative minimum tax purposes. (See 'Tax Status' and 'Schedule of Portfolio Securities.')
------------
    * Percentages computed on the basis of the aggregate bid price of the Securities in the Trust on April 11, 1997.

                        SUMMARY OF ESSENTIAL INFORMATION

                            NATIONAL MUNICIPAL TRUST
                                   Series 183
                              As of April 11, 1997

FACE AMOUNT OF SECURITIES......................... $10,210,000.00

NUMBER OF UNITS...................................         10,000

FRACTIONAL UNDIVIDED INTEREST IN THE TRUST
  REPRESENTED BY EACH UNIT........................     1/10,000th

PUBLIC OFFERING PRICE(2)

  Aggregate bid side evaluation of Securities in
    the Trust..................................... $ 9,560,732.48

  Bid side evaluation per Unit of Securities
    subject to a sales charge (excludes DSC
    Payment Securities)........................... $       934.15

  Sales charge of 5.5% (5.82% of Securities
    subject to a sales charge)(3)................. $        54.37

  Bid side evaluation per Unit of DSC Payment
    Securities.................................... $        21.93
                                                   --------------

  Aggregate of bid side evaluation plus the total
    sales charge(2)............................... $     1,010.45
                                                   --------------

  Deferred sales charge........................... $        22.67

  Up-front sales charge........................... $        31.70
                                                   --------------

  Public Offering Price per Unit (bid side
    evaluation of Securities plus Up-front sales
    charge)(2)(3)(4).............................. $       987.78
                                                   --------------
                                                   --------------

REDEMPTION AND SPONSOR'S REPURCHASE PRICE PER UNIT
  (based on bid side evaluation of underlying
  Securities less the DSC, $54.37 less than Public
  Offering Price per Unit)(4)..................... $       933.41
                                                   --------------
                                                   --------------

MINIMUM PRINCIPAL DISTRIBUTION: No distribution need be made from the Principal Account if the balance therein is less than $5 per Unit.

SPONSOR'S ANNUAL PORTFOLIO SUPERVISION FEE: Maximum $.25 per
  $1,000 face amount of underlying Securities.

PREMIUM AND DISCOUNT ISSUES IN PORTFOLIO: Face amount of
  Securities with bid side evaluation:
  over par--30.4%; at par--0%; at a discount from par--69.6%

EVALUATOR'S FEE FOR EACH EVALUATION: $10 per evaluation of the portfolio.

EVALUATION TIME: 3:30 P.M. New York time.

MANDATORY TERMINATION DATE: (5) The Trust will terminate on the date of the maturity, redemption, sale or other disposition of the last Security held in the Trust.

MINIMUM VALUE OF TRUST: The Trust may be terminated if the value of the Trust is less than 4,000,000

DATE OF DEPOSIT: January 25, 1996(1)

                                                                                                    Monthly
                                                                                                    -------
CALCULATION OF ESTIMATED NET ANNUAL INCOME PER UNIT(4)(9)
  Estimated Annual Income per Unit...............................................................   $57.46
  Less estimated annual expenses per Unit(5).....................................................   $ 2.59
                                                                                                    -------
  Estimated Net Annual Income per Unit...........................................................   $54.87
                                                                                                    -------
                                                                                                    -------
Trustee's Annual Fee (including estimated expenses and Evaluator's fee)
  per $1,000 principal amount of Securities......................................................   $ 1.94
Estimated Organizational Expenses per $1,000 principal amount of Securities......................   $  .40
Daily Rate of Income Accrual per Unit(8).........................................................   $.1524
Estimated Current Return(6)(7)(9)................................................................     5.55%
Estimated Long-Term Return(7)....................................................................     5.60%
INTEREST DISTRIBUTION
  Estimated Net Annual Income per Unit / 12......................................................   $ 4.57
Record Dates--tenth day of each month
Distribution Dates--twenty-fifth day of each month
Deferred Sales Charge Deduction Dates: The first day of each quarter, commencing June 1, 1996 and ending on March 1, 1999
------------------
  Footnotes: See Page A-iv

                                     A-iii

------------

    (1) The Date of Deposit is the date on which the Indenture was signed and the deposit of Securities with the Trustee was made.

    (2) This Public Offering Price is computed as of April 11, 1997 and may vary from the Public Offering Price on the date of this Prospectus or any subsequent date.

    (3) The total sales charge consists of an Upfront Sales charge and a Deferred Sales Charge, the total of which equals 5.5% of the aggregate of the bid side evaluation of the Securities subject to a sales charge plus the total sales charge (5.82% of the bid side evaluation of the Securities other than the DSC Payment Securities). The Upfront Sales Charge is computed by deducting any remaining unpaid Deferred Sales Charge from the total sales charge; thus, on the date of the Summary Essential Information, the Upfront Sales charge is $31.70 per Unit. The Upfront Sales charge is calculated based on the total sales charge at the time of purchase and added to the net asset value of a Unit and, therefore, may vary based on changes in the valuation of the Securities. The Upfront Sales Charge will be reduced on a graduated basis on purchases of 100 Units or more. See Part B--'Public Offering of Units--Volume Discount.' The Deferred Sales charge is paid through reduction of the net asset value of the Trust by $2.95 per Unit quarterly on each Deferred Sales charge Deduction Date. See Part B--'Public Offering of Units--Secondary Market Sales Charge.' If a Unit Holder exchanges, redeems or sells his Units to the Sponsor prior to the last Deferred Sales Charge Deduction Date, the Unit Holder is obligated to pay any remaining Deferred Sales Charge, the amount of which will reduce the disposition proceeds.

    (4) Exclusive of accrued interest (other than on the DSC Payment Securities) which to April 16, 1997, the expected date of settlement for the purchase of Units on April 11, 1997 was $1.91.

    (5) Includes Trustee's fee, Sponsor's Portfolio supervision fee, estimated expenses and Evaluator's fees.

    (6) The estimated current return is increased for transactions entitled to a reduced sales charge. (See Part B--'The Trust--Estimated Annual Income and Current Return per Unit.')

    (7) The Estimated Current Return is calculated by dividing the Estimated Net Annual Income per Unit (which does not include the income on the DSC Payment Securities) by the Public Offering Price per Unit. The Estimated Net Annual Income per Unit will vary with changes in fees and expenses of the Trustee and the Evaluator and with the principal prepayment, redemption, maturity, exchange or sale of Securities while the Public Offering Price will vary with changes in the bid price of the underlying Securities; therefore, there is no assurance that the present Estimated Current Return indicated above will be realized in the future. The Estimated Long-Term Return is calculated on a pre-tax basis using a formula which takes into consideration, and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Securities in the Trust (including the DSC Payment Securities) and takes into account the expenses and sales charge associated with each Unit. Since the market values and estimated retirements of the Securities and the expenses of the Trust will change, there is no assurance that the present Estimated Long-Term Return as indicated above will be realized in the future. The after-tax Estimated Long-Term Return will be lower to the extent of any taxation on the disposition of Securities. The Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price as of the above indicated calculation date of the Summary of Essential Information.

    (8) In calculating these figures the interest income on the DSC Payment Securities has not been included.

    (9) Does not include discount accretion on original issue discount or zero coupon bonds.

<AUDIT-REPORT>

                       INDEPENDENT AUDITORS' REPORT

THE UNIT HOLDERS, SPONSOR AND TRUSTEE
NATIONAL MUNICIPAL TRUST
SERIES 183

We have audited the accompanying statement of financial condition and schedule of portfolio securities of the National Municipal Trust Series 183 as of December 31, 1996, and the related statements of operations and changes in net assets for the period from January 25, 1996 (date of deposit) to December 31, 1996. These financial statements are the responsibility of the Trustee (see Footnote (a)(1)). Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of December 31, 1996 as shown in the statement of financial condition and schedule of portfolio securities by correspondence with The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and the significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the National Municipal Trust Series 183 as of December 31, 1996 and the results of its operations and the changes in its net assets for the period from January 25, 1996 (date of deposit) to December 31, 1996 in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

April 1, 1997
New York, New York

</AUDIT-REPORT>
                                   A-1

                        STATEMENT OF FINANCIAL CONDITION

                           NATIONAL MUNICIPAL TRUST
                                  SERIES 183

                              December 31, 1996


                               TRUST PROPERTY

Investments in municipal bonds at market value
  (amortized cost $9,942,093) (Note (a) and
  Schedule of Portfolio Securities Notes (4) and (5))                       $9,799,738

Accrued interest receivable                                                    179,117

Deferred organizational costs                                                   16,331

           Total                                                             9,995,186

                          LIABILITIES AND NET ASSETS

Less Liabilities:

   Deferred sales charge payable (Note(e))                                     265,600

   Organizational costs payable                                                 16,331

   Due to Trustee                                                              107,898

   Accrued Trust fees and expenses                                               8,512

           Total liabilities                                                   398,341

Net Assets:

   Balance applicable to 10,000 Units of fractional undivided interest outstanding (Note (c)):

      Capital, less net unrealized market depreciation
        of $142,355                                            $9,534,138

      Undistributed principal and net investment
        income (Note (b))                                          62,707


           Net assets                                                       $9,596,845

Net asset value per Unit ($9,596,845 divided by 10,000 Units)                $  959.68

                      See notes to financial statements

                           STATEMENT OF OPERATIONS

                           NATIONAL MUNICIPAL TRUST
                                  SERIES 183


                                                                     For the period from
                                                                      January 25, 1996
                                                                      (date of deposit)
                                                                    to December 31, 1996
Investment income - interest                                              $543,227

Less Expenses:

   Trust fees and expenses                                                  22,613

   Amortization of organizational costs                                      3,669

           Total expenses                                                   26,282

Investment income - net                                                    516,945

Net loss on investments:

   Net unrealized market depreciation                                     (142,355)

           Net loss on investments                                        (142,355)

Net increase in net assets resulting from operations                      $374,590

                        See notes to financial statements

                        STATEMENT OF CHANGES IN NET ASSETS

                             NATIONAL MUNICIPAL TRUST
                                    SERIES 183


                                                                     For the period from
                                                                      January 25, 1996
                                                                      (date of deposit)
                                                                    to December 31, 1996
Operations:

   Investment income - net                                                $ 516,945

   Net unrealized market depreciation                                      (142,355)

           Net increase in net assets resulting from operations             374,590

Less Distributions to Unit Holders:

   Investment income - net                                                 (470,700)

           Total distributions                                             (470,700)

Net decrease in net assets                                                  (96,110)

Net assets:

   Beginning of period (Note (c))                                         9,692,955

   End of period (including undistributed principal and net investment
     income of $62,707)                                                  $9,596,845

                          See notes to financial statements

                        NOTES TO FINANCIAL STATEMENTS

                           NATIONAL MUNICIPAL TRUST
                                  SERIES 183

                                December 31, 1996

(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Schedule of Portfolio Securities on the basis set forth in Part B of this Prospectus, "Public Offering of Units - Public Offering Price". Under the Securities Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Registration
Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the date of deposit (January 25, 1996) represents the cost of investments to the Trust based on the offering side evaluations as of the date of deposit.

(3) Income Taxes

    The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays an annual Trustee's fee, estimated expenses, Evaluator's fees, and an annual Sponsor's portfolio supervision fee and may incur additional charges as explained under "Expenses and Charges" in Part B of this Prospectus. A portion of the Trust's organizational costs will be paid by the Trust and is being deferred and amortized over a period of five years.

                        NOTES TO FINANCIAL STATEMENTS

                           NATIONAL MUNICIPAL TRUST
                                  SERIES 183

                               December 31, 1996

(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the twenty-fifth day of the month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Rights of Units Holders - Distribution of Interest and Principal" in Part B of this Prospectus.

(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of initial deposit (January 25, 1996) exclusive of accrued interest.


    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of December 31, 1996 follows:

       Original cost to investors                               $10,193,600
       Less:  Gross underwriting commissions (sales charge)        (500,645)
       Net cost to investors                                      9,692,955
       Principal cash reserved for payment of deferred
         sales charge                                               (21,100)
       Net unrealized market depreciation                          (142,355)
       Accumulated interest accretion                                 4,638
       Net amount applicable to investors                       $ 9,534,138

(d) OTHER INFORMATION

    Selected data for a Unit of the Trust during the period:

       Interest income                                              $ 54.32
       Expenses                                                       (2.63)
       Investment income - net                                        51.69
       Income distributions                                          (47.07)
                                                                       4.62
       Net unrealized market depreciation                            (14.24)
       Net decrease in net asset value                                (9.62)
       Net asset value - beginning of period                         969.30
       Net asset value - end of period                              $959.68

                                     A-6

                        NOTES TO FINANCIAL STATEMENTS

                           NATIONAL MUNICIPAL TRUST
                                  SERIES 183

                                December 31, 1996
(e) DEFERRED SALES CHARGE

    Represents the remaining unpaid amount of mandatory distributions of $2.95 per Unit per quarter payable the first day of each quarter through March 1, 1999. Distributions will be made to an account maintained by the Trustee from which the deferred sales charge obligation of the investors to the Sponsor will be satisfied. If Units are redeemed prior to March 1, 1999, the remaining portion of the distribution applicable to such Units will be transferred to such account on the redemption date.
                                     A-7

                        SCHEDULE OF PORTFOLIO SECURITIES

                            NATIONAL MUNICIPAL TRUST
                                   SERIES 183

                                December 31, 1996

Port-                                                                                                 Optional
folio                                Rating      Face      Coupon    Maturity      Sinking Fund       Refunding          Market
 No.   Title of Securities            <F1>       Amount      Rate        Date      Redemptions<F3>  Redemptions<F2>      Value
                                                                                                                        <F4><F5>
  1. City of Valdez, Alaska,
     Marine Terminal Revenue
     Refunding Bonds, (BP Pipe-
     lines (Alaska) Inc. Project),
     Series 1993C.                    AA    $ 1,000,000     5.650%   12/01/28     NONE              12/01/03@102       $  972,590


  2. The City of Los Angeles,
     Municipal Improvement
     Corporation of Los Angeles,
     Certificates of Participa-
     tion (Equipment Acquisition
     Program W).  <F8>                AAA       110,000     4.000    02/01/99     NONE              NONE                  109,845

  3. Idaho Housing Agency,
     Single-Family Mortgage Bonds,
     1995 Series F.  <F7>             AAA     1,000,000     6.450    07/01/27     01/01/16@100      07/01/05@102        1,018,310

  4. Illinois Health Facilities
     Authority, Revenue Bonds,
     Series 1993 (OSF Health Care
     System).                         A+      1,000,000     6.000    11/15/23     11/15/14@100      11/15/03@102          998,590

  5. Illinois Health Facilities
     Authority, Revenue Bonds,
     Series 1993 (Illinois Masonic
     Medical Center).                 A<F6>   1,000,000     5.500    10/01/19     10/01/08@100      10/01/03@102          939,460

  6. The Industrial Development
     Authority of the City of St.
     Louis, Missouri, Sewage and
     Solid Waste Disposal Facili-
     ties Revenue Bonds,
     (Anheuser-Busch Project),
     Series 1995.  <F7>               AA-     1,000,000     5.875    11/01/26     NONE              11/01/05@102        1,015,040

  7. North Carolina Eastern
     Municipal Power Agency,
     Power System Revenue Bonds,
     Refunding Series 1993 B.         Baa1<F6>  500,000     6.000    01/01/26     07/01/25@100      NONE                  494,580

  8. New York City Industrial
     Development Agency Special
     Facility Revenue Bonds,
     Series 1994 (Terminal One
     Group Association, L.P.
     Project).  <F7>                  A       1,000,000     6.000    01/01/19     01/01/16@100      01/01/04@102          987,980

  9. State of New York Mortgage
     Agency, Homeowner Mortgage
     Revenue Bonds, Series 52.<F7>    Aa<F6>  1,000,000     6.100    04/01/26     04/01/18@100      01/04/06@102        1,005,570

 10. New Morgan Industrial
     Development Authority (Penn-
     sylvania), Solid Waste Dis-
     posal Revenue Bonds, (New
     Morgan Landfill Company, Inc.
     Project), Series 1994.  <F7>     A       1,000,000     6.500    04/01/19     NONE              04/01/04@102        1,040,020

 11. Utah Housing Finance
     Agency, Single-Family Mort-
     gage Bonds, 1995 Issue G
     (Federally Insured or Guar-
     anteed Mortgage Loans).  <F7>
     <F9>                             AAA     1,000,000     6.450    07/01/27     01/01/16@100      01/01/06@102        1,021,899

                                     A-8

                        SCHEDULE OF PORTFOLIO SECURITIES

                            NATIONAL MUNICIPAL TRUST
                                   SERIES 183

                                December 31, 1996


Port-                                                                                                 Optional
folio                                Rating      Face      Coupon    Maturity      Sinking Fund       Refunding          Market
 No.   Title of Securities            <F1>      Amount      Rate        Date      Redemptions<F3>   Redemptions<F2>      Value
                                                                                                                        <F4><F5>
 12. Federal Way School Dis-
     trict No. 210, King County,
     Washington, Unlimited Tax
     General Obligation Refunding
     Bonds, 1996.  <F8>               AAA   $   110,000     4.000%   12/01/97     NONE              NONE               $  110,419

 13. Wisconsin Center Dis-
     trict, Senior Dedicated Tax
     Revenue Bonds, Series 1996A.     AAA       500,000     0.000    12/15/27     NONE              NONE                   85,435

                                            $10,220,000                                                                $9,799,738

                   See notes to schedule of portfolio securities

        NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                 NATIONAL MUNICIPAL TRUST
                        SERIES 183

                     December 31, 1996

<F1> All ratings are provided by Standard & Poor's Corporation, unless otherwise indicated. A brief description of applicable Security ratings is given under "Bond Ratings" in Part B of this Prospectus.

<F2> There is shown under this heading the date on which each issue of
Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par. Securities listed as non-callable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

<F3> There is shown under this heading the date on which an issue of
Securities is subject to scheduled sinking fund redemption and the redemption price on such date.

<F4> The market value of the Securities as of December 31, 1996 was determined by the Evaluator on the basis of bid side evaluations for the Securities at such date.

<F5> At December 31, 1996, the net unrealized market depreciation of all
Securities was comprised of the following:

       Gross unrealized market appreciation        $     709
       Gross unrealized market depreciation         (143,064)
       Net unrealized market depreciation          $(142,355)

    The amortized cost of the Securities for Federal income tax purposes was $9,942,093 at December 31, 1996.

<F6> Moody's Investors Service, Inc. rating.

<F7> In the opinion of bond counsel to the issuing governmental authorities, interest payments on these bonds will be a tax preference item for individuals and corporations for alternative minimum tax purposes. Normally, the bonds pay interest semiannually. The payment dates can generally be determined based on the date of maturity, i.e., a bond maturing on December 1 will pay interest semiannually on June 1 and December 1. See "Tax Status" in Part B of this Prospectus.

<F8> The interest payments and principal payments on these securities will be distributed by the Trust to the Sponsor in payment of the deferred sales charge.

(9) $10,000 face amount was called for redemption on 01/02/97. Such Securities are valued at the amount of the proceeds subsequently received.

(MODULE)
  [NAME]      NMT-PUT-PTB-996
  [CCC]       0000941856
  [CIK]       3ttrjz#m
(/MODULE)

            This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

            The facing sheet on Form S-6.

            The Prospectus.

            Signatures.

            Consent of independent public accountants and consent of evalu-ator; all other consents were previously filed.

            The following Exhibits:

    ****EX-3.(i)  -     Restated Certificate of Incorporation of Prudential
                          Securities Incorporated dated March 29, 1993.

   *****EX-3.(ii) -     Revised By-Laws of Prudential Securities Incorpo-
                          rated as amended through June 21, 1996.

       +EX-4      -     Trust Indenture and Agreement dated September 6,
                          1989.

       *EX-23     -     Consent of Kenny S&P Evaluation Services, a divi-
                          sion of J.J. Kenny Co., Inc. (as evaluator).

     ***EX-24     -     Powers of Attorney executed by a majority of the
                          Board of Directors of Prudential Securities
                          Incorporated.

       *Ex-27     -     Financial Data Schedule.

        Ex-99     -     Information as to Officers and Directors of Pruden-
                          tial Securities Incorporated is incorporated by reference to Schedules A and D of Form BD filed by Prudential Securities Incorporated pursuant to Rules l5b1-1 and l5b3-1 under the Securities Exchange Act of 1934 (1934 Act File No. 8-16267).

      **EX-99.2   -     Affiliations of Sponsor with other investment com-
                          panies.

      **EX-99.3   -     Broker's Blanket Policies, Standard Form No. 39 in
                          the aggregate amount of $62,500,000.

       +EX-99.4   -     Investment Advisory Agreement.

_________________________

*     Filed herewith.

** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registra-tion Statement under the Securities Act of 1933 of Prudential Unit Trusts, Insured Tax-Exempt Series 1, Registration No. 2-89263.

*** Incorporated by reference to exhibits of same designation filed with the Securities and Exchange Commission as an exhibit to the Registra-tion Statement under the Securities Act of 1933 of National Municipal Trust Series, Series 172, Registration No. 33-54681 and National Equity Trust, Top Ten Portfolio Series 3, Registration No. 333-15919.

**** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registra-tion Statement under the Securities Act of 1933 of Government Securi-ties Equity Trust Series 5, Registration No. 33-57992.

***** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registra-tion Statement under the Securities Act of 1933 of National Municipal Trust, Series 186, Registration No. 33-54697.

+ Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registra-tion Statement under the Securities Act of 1933 of National Municipal Trust, Insured Series 43, Registration No. 33-29314.

                                SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933, the registrant, National Municipal Trust, Series 183 certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement or amendment thereto to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York, and State of New York on the 17th day of April, 1997.

                              NATIONAL MUNICIPAL TRUST,
                              Series 183
                                (Registrant)

                              By PRUDENTIAL SECURITIES INCORPORATED
                                    (Depositor)

                              By the following persons,* who
                                 constitute a majority of the
                                 Board of Directors of Prudential
                                 Securities Incorporated

                                 Robert C. Golden
                                 Alan D. Hogan
                                 A. Laurence Norton, Jr.
                                 Leland B. Paton
                                 Martin Pfinsgraff
                                 Vincent T. Pica II
                                 Hardwick Simmons
                                 Lee B. Spencer, Jr.

                              By   /s/ Kenneth Swankie
                                  --------------------------------
                                      (Kenneth Swankie
                                       Senior Vice President,
                                       Manager--Unit Investment
                                       Trust Department,
                                       as authorized signatory for
                                       Prudential Securities
                                       Incorporated and Attorney-
                                       in-Fact for the persons
                                       listed above)
_____________________

*     Pursuant to Powers of Attorney previously filed.

                            CONSENT OF COUNSEL

            The consent of counsel to the use of its name in the Prospectus included in this Registration Statement is contained in its opinion filed as Exhibit 5 to the Registration Statement.

                       CONSENT OF INDEPENDENT AUDITORS

We consent to the use of our report dated April 1, 1997 accompanying the financial statements of the National Municipal Trust Series 183 included herein and to the reference to our Firm as experts under the heading "Auditors" in the prospectus which is a part of this registration statement.

DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

April 28, 1997
New York, New York
                                      II-5